Derivative Liabilities (Details 2) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Beginning balance	$ 4,194,634	$ 175,853	$ 175,853	$ 892,503
Adoption of ASU 2017-11 – warrants	(59,397)
Fair value of derivative liabilities for redemption feature of promissory notes payable		3,862,095
Initial valuation of derivative liabilities upon issuance of new warrants during the period			3,309,880
Increase (decrease) in fair value of derivative liabilities	54,634	(80,542)	708,901	(716,650)
Extinguishment of derivative liabilities on conversion of promissory notes.	(4,189,871)
Fair value of derivatives reclassified to additional paid-in-capital
Ending balance		3,957,406	4,194,634	175,853
Placement Agent [Member]
Beginning balance	17,401	77,739	77,739	388,021
Initial valuation of derivative liabilities upon issuance of new warrants during the period
Increase (decrease) in fair value of derivative liabilities			(60,338)	(310,282)
Fair value of derivatives reclassified to additional paid-in-capital
Ending balance			17,401	77,739
Redemption Feature of Promissory Notes [Member]
Beginning balance	4,164,108
Initial valuation of derivative liabilities upon issuance of new warrants during the period			3,309,880
Increase (decrease) in fair value of derivative liabilities			854,228
Fair value of derivatives reclassified to additional paid-in-capital
Ending balance			4,164,108
SeriesBMember
Beginning balance	$ 13,125	$ 98,114	98,114	504,482
Initial valuation of derivative liabilities upon issuance of new warrants during the period
Increase (decrease) in fair value of derivative liabilities			(84,989)	(406,368)
Fair value of derivatives reclassified to additional paid-in-capital
Ending balance			$ 13,125	$ 98,114